Label	Element	Value
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund®
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	American Funds Mortgage Fund®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

2. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for AFMF is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your summary and statutory prospectuses.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 442
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,190
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 847
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,657
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,624
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,131
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 774
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.32%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 406
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 331
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,509
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,509
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 774
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 468
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 418
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	721
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,178
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 251
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	468
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,265
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	151
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	468
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,265
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,131
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,328
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.46%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	254
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 575
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	146
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 331
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class 529-T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 322
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,122
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,075
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 518
AMERICAN FUNDS MORTGAGE FUND | American Funds Mortgage Fund® | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.22%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.31%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 32
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	100
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	174
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 393

[1]	Restated to reflect current fees.